Equity	12 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
EQUITY
14.	EQUITY

Ordinary shares

On August 25, 2020, the Company’s board approved a 1 for 10 reverse split of its ordinary shares (the “Reverse Split”), which became effective on August 27, 2020, and was retroactively applied as if the transaction occurred at the beginning of the period presented

As of June 30, 2020, there were 4,518,865 shares of ordinary shares issued and outstanding.

On July 30, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 1,875,000 ordinary shares, no par value, at a price of $3.2 per share, for gross proceeds of approximately $6.0 million and net proceeds of approximately $5.5 million. The offering closed on August 3, 2020.

On August 14, 2020, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 1,500,000 ordinary shares, no par value, at a price of $4.0 per share, for gross proceeds of approximately $6.0 million and net proceeds of approximately $5.5 million. The offering closed on August 18, 2020.

On March 26, 2021, the Company and certain individual investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 3,797,488 ordinary shares, no par value, at a price of $3.72 per share, for gross and net proceeds of approximately $14.1 million. The offering closed on April, 2021.

On April 28, 2021, the Company and certain institutional investors entered into a securities purchase agreement, pursuant to which the Company agreed to sell to such investors an aggregate of 6,950,000 ordinary shares, no par value, at a price of $3.6 per share, for gross proceeds of approximately $25.0 million and net proceeds of approximately $23.1 million. The offering closed on April 30, 2021.

For the year ended June 30, 2021, the Company issued 863,335 ordinary shares to certain consultants for investigation, analysis and strategy making for the blockchain business. The fair value of the ordinary shares were referred to market price on issuance date, raging between $1.68 and $5.70, and the Company recorded expenses of approximately $4.63 million.

On January 12, 2021, the Company issued 700,000 ordinary shares as earn-out payments to the shareholders of 39Pu who sold 51% equity interest to the Company (Note 6).

During February through March 2021, certain institutional investors, who subscribed for ordinary shares in direct offering in May 24, 2019, exercised warrants to purchase 179,942 ordinary shares.

As of June 30, 2021, the Company had 20,384,630 shares of common stock issued and outstanding, respectively.

Warrants

A summary of warrants activity for the years ended June 30, 2021, 2020 and 2019 was as follows:

	Number of shares	Weighted average life	Expiration dates
Balance of warrants outstanding as of July 1, 2018	35,973	5 years	December 18, 2022
Grants of registered direct offering warrants	180,942	5 years	May 23, 2024
Grants of placement agent warrants	22,760	5 years	May 23, 2024
Balance of warrants outstanding as of June 30, 2019	239,675	4.68 years

Balance of warrants outstanding as of June 30, 2020	239,675	3.67 years
Exercise of direct offering warrants	(179,942)
Grants of registered direct offering warrants	6,950,000	5.5 years	October 29, 2026
Grants of placement agent warrants	11,392,464	5.5 years	October 19, 2026
Balance of warrants outstanding as of June 30, 2021	18,402,197	5.31 years

Private placement warrants

On November 21, 2017, the company issued 35,973 warrants to the shareholder in connection with a private placement offering of 179,864 ordinary shares. The warrant has an exercise price of $13.1 per share and is exercisable for five years from the date of issuance.

As at June 30, 2021 and 2020, there were 35,973 warrants outstanding. The fair value of the warrants is $27,339 and $142,092, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

The key assumption used in estimates are as follows:

	June 30, 2021	June 30, 2020
Terms of warrants	1.39 years	2.39 years
Exercise price	13.1	13.1
Risk free rate of interest	0.46%	0.29%
Dividend yield	0.00%	0.00
Annualized volatility of underlying stock	164.26%	174.05%

Registered direct offering warrants on May 24, 2019

In connection with the direct offering closed on May 24, 2019, the Company issued warrants to investors to purchase a total of 1,809,420 ordinary shares with a warrant term of five (5) years. The warrants have an exercise price of $1.86 per share. On July 4, 2020, the Company updated the estimation of fair value of warrants issued on May 24, 2019 as a result of the change in exercise price of the warrants from $1.86 to $0.51. During February through March 2021, the investors exercised warrants to purchase 179,942 ordinary shares. As of June 30, 2021, the investors had warrants to purchase 1,000 ordinary shares.

The warrants have customary anti-dilution protections including a “full ratchet” anti-dilution adjustment provision which are triggered in the event the Company sells or grants any additional shares of common stock, options, warrants or other securities that are convertible into common stock at a price lower than $1.86 per share. The anti-dilution adjustment provision is not triggered by certain “exempt issuances” which among other issuances, includes the issuance of shares of common stock, options or other securities to officers, employees, directors, consultants or service providers.

Based on an evaluation as discussed in FASB ASC 815-15, “Embedded Derivatives” and FASB ASC 815-40-15, “Contracts in Entity’s Own Equity – Scope and Scope Exceptions,” the Company determined that the registered direct offering warrants were not considered indexed to its own stock because neither the occurrence of a sale of equity securities by the issuer at market nor the issuance of another equity contract with a lower strike price is an input to the fair value of a fixed-for-fixed option or forward on equity shares. As such, the registered direct offering warrants were classified as a liability. Liability classification requires the warrant to be re-measured to their fair value for each reporting period.

As of May 24, 2019 and June 30, 2019, 2020 and 2021, the Company estimated fair value of the registered direct offering warrants at $1,961,411, $1,091,080, $895,663 and $nil, respectively, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

On the May 24, 2019 and June 30, 2019 and 2020 and 2021, the Company estimated the fair value of Series A Warrants using the following assumption.

	On May 24, 2019	On June 30, 2019	On June 30, 2020	On June 30, 2021
Terms of warrants	5 years	4.9 years	3.9 years	2.9 years
Exercise price	1.86	1.86	0.51	0.51
Risk free rate of interest	2.77%	2.77%	0.29%	0.46%
Dividend yield	0.00%	0.00%	0.00	0.00
Annualized volatility of underlying stock	189.72%	187.99%	174.05%	164.26%

Placement Agent Warrants

On April 3, 2019, the Company entered into a letter agreement with FT Global Capital, Inc., as exclusive placement agent (the “Placement Agent”), pursuant to which the Placement Agent has agreed to act as placement agent on a best efforts basis in connection with the above offering. In addition to the cash payments, the Company has also agreed to issue to the Placement Agent a warrant to purchase a number of ordinary shares equal to 8.0% of the aggregate number of ordinary shares sold in this offering, which warrant will have the same term as registered direct offering warrants, including exercise price, vesting period, antidilution terms and etc. As such, same as the classification of registered direct offering warrants, the Placement Agent Warrants were classified as a liability, which requires the warrant to be re-measured to their fair value for each reporting period.

As of May 24, 2019 and June 30, 2019,2020 and 2021, the Company estimated fair value of the Placement Agent Warrants at $246,718, $137,243, $112,662 and 38,237, respectively, using the Black-Scholes valuation model. The assumptions used to estimate the fair value of the warrants were the same as those used for Series A Warrants.

Allocation of Issuance Costs

In connection with the Private Placement closed on May 24, 2019, the Company incurred direct and incremental issuance costs of $490,667. These costs were allocated to common stock and registered direct offering warrants in proportion to the allocation of proceeds. The issuance costs allocated to common stock were accounted for as a reduction of proceeds of the common stocks, while the issuance costs allocated to warrants were accounted for as non-operating expenses.

Registered direct offering warrants on April 30, 2021

In connection with the direct offering closed on April 30, 2021, the Company issued warrants to investors to purchase a total of 6,950,000 ordinary shares with a warrant term of five and a half (5.5) years. The warrants have an exercise price of $3.60 per share. Each Warrant is subject to anti-dilution provisions to reflect stock dividends and splits, subsequent rights offerings or other similar transactions, but not as a result of future securities offerings at lower prices. Upon the occurrence of a fundamental transaction, the warrants are subject to mandatory redemption for cash consideration equal to the Black Scholes Value of such portion of such warrant to be redeemed.

The warrants did not meet the definition of liabilities or derivatives, and as such they are classified as an equity.

On April 30, 2021, the Company estimated fair value of the warrants at $7,888,250, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

The key assumption used in estimates are as follows:

On April 30, 2020
Terms of warrants	5.5 years
Exercise price	3.60
Risk free rate of interest	0.46%
Dividend yield	0.00%
Annualized volatility of underlying stock	55.87%

Private placement warrants on April 20, 2021

In connection with the private placement closed on April 20, 2021, the Company issued warrants to investors to purchase a total of 11,392,464 ordinary shares with a warrant term of five and a half (5.5) years. The warrants have an exercise price of $4.65 per share. The Warrants are exercisable six (6) months from the date of issuance at an initial exercise price of $4.65 per Share, for cash (the “Warrant Shares”). The Warrants may also be exercised cashlessly if at any time after the six-month anniversary of the issuance date, there is no effective registration statement registering, or no current prospectus available for, the resale of the Warrant Shares. The Warrants shall expire five and a half (5.5) years from its date of issuance. The Warrants are subject to customary anti-dilution provisions reflecting stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the Company’s Shares trades at or above $23.25 per Share, for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 300,000 Shares per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date. The warrants did not meet the definition of liabilities or derivatives, and as such they are classified as an equity.

On April 20, 2021, the Company estimated fair value of the warrants at $5,213,951, using the Black-Scholes valuation model, which took into consideration the underlying price of ordinary shares, a risk-free interest rate, expected term and expected volatility. As a result, the valuation of the warrant was categorized as Level 3 in accordance with ASC 820, “Fair Value Measurement”.

The key assumption used in estimates are as follows:

On April 20, 2021
Terms of warrants	5.5 years
Exercise price	4.65
Risk free rate of interest	0.46%
Dividend yield	0.00%
Annualized volatility of underlying stock	57.02%